Accounts Receivable, Net - Schedule of Accounts Receivable and Net of Allowance Credit Loss (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable and Net of Allowance Credit Loss [Abstract]
Accounts receivable,	$ 15,394,624	$ 15,094,175
Less: allowance for expected credit loss	(1,911,104)	(1,929,117)	$ (1,905,008)	$ (1,341,865)
Accounts receivable, net	$ 13,483,520	$ 13,165,058